SCHEDULE OF FAIR VALUE RECURRING BASIS (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible loans		2,257
Financial liability	$ 183	24
Fair Value, Recurring [Member]
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible loans	1,925	2,257
Financial liability	183	24
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible loans
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible loans
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible loans
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible loans
Financial liability
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible loans		2,257
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto-Asset [Line Items]
Assets
Convertible loans	1,925	2,257
Financial liability	$ 183	$ 24